DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2022 shares
Entity Central Index Key	0001847584
Document Type	20-F
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Auditor Firm ID	1281
Auditor Location	Tel-Aviv, Israel
Auditor Name	KOST FORER GABBAY & KASIERER
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40490
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	1 Walter Moses St.
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6789903
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	WKME
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	86,780,082
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Entity Registrant Name	WalkMe Ltd.
Business Contact [Member]
Entity Address, Address Line One	General Counsel
Entity Address, Address Line Two	71 Stevenson Street, Floor 20
Entity Address, City or Town	San Francisco
Entity Address, Country	CA
Entity Address, Postal Zip Code	94105
City Area Code	855
Local Phone Number	492-5563
Contact Personnel Name	Paul Bradley Shinn